Income Taxes - Schedule of Unrecognized Tax Benefits (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Deferred tax assets and liabilities [abstract]
Balance of tax positions at beginning of the period	$ 41	$ 48	$ 27
Additions for tax positions of prior periods	34	5	4
Additions for tax positions of current period	3	5	27
Reductions for tax positions related to prior periods and other items	(1)	(11)	(2)
Settlements and reclassifications	0	(4)	(5)
Expiration of the statute of limitations	(2)	(2)	(2)
Foreign currency translation effects	3	0	(1)
Balance of tax positions at end of the period	$ 78	$ 41	$ 48